Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

	December 31,
Deferred tax assets (liabilities):	2021	2020
Allowance for doubtful accounts	$55	$161
Accrued vacation	21	21
Accrued bonuses	137	134
Deferred rent liability	21	-
Interest expense limitation	1	1
Lease liability	221	224
Intangible assets	(1,831)	(2,835)
Net operating losses	2,366	1,523
Capitalized transaction costs	53	59
Right of use asset	(206)	(209)
Depreciation	11	(54)
Goodwill	(1,027)	(922)
Deferred tax liability, net	$(178)	$(1,897)

Schedule of Components of Income Tax Expense

	December 31,
	2021	2020
Current:
Federal	$-	$(437)
State	50	127
Total current	50	(310)
Deferred:
Federal	(1,197)	(1,100)
State	(523)	(44)
Total deferred	(1,720)	(1,144)
Total income tax expense (benefit)	$(1,670)	$(1,454)

Schedule of Effective Income Tax Rate Reconciliation

	December 31,
	2021	2020
Statutory U.S. federal tax rate	21.00%	21.00%
State income taxes (net of federal benefit)	0.50%	-0.11%
Income passed through to Members	-19.27%	-18.47%
Permanent differences	0.00%	0.00%
Other	0.00%	0.00%
Effective income tax rate	2.23%	2.42%